TRADE RECEIVABLES - TRADE RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TRADE RECEIVABLES [abstract]
Trade receivables	¥ 3,922,829				¥ 4,148,413
Including: receivables from related parties	2,949,492				2,808,052
Less: Provision for impairment of receivables	(61,212)			¥ (66,907)	(6,203)	¥ (4,965)	¥ (4,965)	¥ (8,395)	¥ (8,395)
Trade receivables, net	¥ 3,861,617	$ 561,649		¥ 4,081,506	¥ 4,142,210

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .